Schedule of prepaid expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		R$ 358,287	R$ 223,394
Advertisements not released	[1]	86,154	1,679
Rentals and insurance		67,034	69,208
Incremental costs for obtaining contracts with customers	[2]	153,988	125,114
IT Services	[3]	28,626	10,535
Other		22,485	16,858
Current portion		(275,148)	(149,796)
Non-current portion		R$ 83,139	R$ 73,598
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		2 years

[1]	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.
[2]
[3]	They represent prepayments of IT services expenses for network migration of information to the “cloud.”